Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,819
Ending balance	2,574	$ 2,819
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,636	10,648
Capital expenditures	168	141
Joint venture, carried capital		50
Acquisitions	1	6
Dispositions	(10)	(76)
Transfers to asset held for sale		(125)
Net decommissioning dispositions	(19)	(7)
SR&ED credits (note 11)		(1)
Ending balance	10,776	10,636
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,817)	(7,666)
Depletion and depreciation	(288)	(289)
Impairments	(107)	(15)
Dispositions	10	62
Transfers to asset held for sale		91
Ending balance	(8,202)	(7,817)
Oil and gas assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,171	6,229
Capital expenditures	97	56
Joint venture, carried capital		50
Acquisitions	1	5
Dispositions	(8)	(61)
Transfers to asset held for sale		(100)
Net decommissioning dispositions	(19)	(7)
SR&ED credits (note 11)		(1)
Ending balance	6,242	6,171
Oil and gas assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,884)	(5,794)
Depletion and depreciation	(188)	(201)
Impairments	(86)	(12)
Dispositions	8	50
Transfers to asset held for sale		73
Ending balance	(6,150)	(5,884)
Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,292	4,248
Capital expenditures	70	83
Acquisitions		1
Dispositions	(2)	(15)
Transfers to asset held for sale		(25)
Ending balance	4,360	4,292
Facilities [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,811)	(1,764)
Depletion and depreciation	(86)	(74)
Impairments	(21)	(3)
Dispositions	2	12
Transfers to asset held for sale		18
Ending balance	(1,916)	(1,811)
Corporate assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	173	171
Capital expenditures	1	2
Ending balance	174	173
Corporate assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(122)	(108)
Depletion and depreciation	(14)	(14)
Ending balance	$ (136)	$ (122)